NYSE Euronext

10013823

Edwin Mecabe
Managing Director
Corporate Actions and Market Watch

20 Broad Street, 17th Floor
New York, NY 10005
T +1 212 656 5026
F +1 212 656 5893
emecabe@nyx.com

CERTNYS
001-34926

October 26, 2010

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, COMPASS DIVERSIFIED HOLDINGS and COMPASS GROUP DIVERSIFIED HOLDINGS LLC, Shares representing beneficial interests in Compass Diversified Holdings and Trust Interests of Compass Group Diversified Holdings LLC, and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on October 25, 2010. Tentative listing date – November 1, 2010.

Sincerely,

Edwin